SIGNIFICANT ACCOUNTING POLICIES - Schedule of Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	$ 6,369	$ 6,113	$ 5,607	$ 4,243	$ 5,840
Closed Block Liabilities	5,760	5,983
As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				4,198
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC			1,548	1,409
Closed Block Liabilities					136
Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					$ 3
Term | Protection Solutions
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	362	385	403
Term | Protection Solutions | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				403
Term | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				0
UL | Protection Solutions
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	179	180	177
UL | Protection Solutions | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				0
UL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				177
VUL | Protection Solutions
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	889	799	714
VUL | Protection Solutions | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				0
VUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				714
IUL | Protection Solutions
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	185	180	162
IUL | Protection Solutions | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				0
IUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				162
GMxB Legacy | Legacy Segment
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	593	631	667
GMxB Legacy | Legacy Segment | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				654
GMxB Legacy | Legacy Segment | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				13
GMxB Core | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC			1,646
GMxB Core | Individual Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				1,635
GMxB Core | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				11
EI | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	156	156	154
EI | Individual Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				134
EI | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				20
IE | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	148	121	94
IE | Individual Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				95
IE | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				(1)
SCS | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC			855
SCS | Individual Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				645
SCS | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				210
EG | Group Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	710	677	634
EG | Group Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				553
EG | Group Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				81
Momentum | Group Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	$ 89	$ 94	$ 101
Momentum | Group Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				79
Momentum | Group Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC				$ 22